Provision for Bonus	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Provision for Bonus [Abstract]
Provision for Bonus

Note 11 - Provision for Bonus

On February 29, 2024, the Board of Directors of Graphjet approved the proposed bonus plan to reward the senior management team of Graphjet for the successful business combination and corporate listing. The total provision made is $13,800,000 according to the plan.

On April 30, 2025, the Company signed a debt settlement agreement with Lim Hooi Beng to settle the amount of $2,049,658 (RM 8,872,969) owing and provision for bonus $3,450,000 (RM 14,935,050) via the issuance of ordinary shares in two tranches: 1. RM 13,000,000 value of shares 12 months from the date of the agreement, and 2. RM 20,000,000 value of shares 24 months from the date of the agreement. Therefore, the total remaining provision for bonus is $10,350,000 as of June 30, 2025.

Note 11 - Provision for Bonus

On February 29, 2024, the Board of Directors of Graphjet approved the proposed bonus plan to reward the senior management team of Graphjet for the successful business combination and corporate listing. The total provision made is $13,800,000 according to the plan. During the year ended September 30, 2024, the provision was recorded under the general and administrative expenses, and the full balance of $13.8 million is to be provided by December 2025.